Interest and Finance Costs, net	6 Months Ended
Jun. 30, 2026
Interest And Finance Costs Net
Interest and Finance Costs, net

8. Interest and Finance Costs, net

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Interest expense	25,787	26,073	51,463	52,064
Less: Interest capitalized	(2,837)	(3,128)	(5,717)	(5,672)
Interest expense, net	22,950	22,945	45,746	46,392
Bunker and other commodities swaps, cash settlements	(538)	56	(481)	(73)
Amortization of deferred finance costs	931	749	1,946	1,586
Amortization of bond premium	1	—	2	—
Amortization of deferred gain on termination of financial instruments	(424)	(225)	(647)	(733)
Bank charges	(66)	47	101	75
Change in fair value of FX derivative	29	—	29	—
Change in fair value of non-hedging financial instruments	(240)	1,406	(3,266)	1,733
Net total	22,643	24,978	43,430	48,980

Interest expense was $25,787 for the second quarter of 2026, compared to $26,073 for the second quarter of 2025. For the six months ended June 30, 2026, interest expense was $51,463 compared to $52,064 for the six months ended June 30, 2025.

Capitalized interest is based on expenditure incurred to date on vessels under construction. Capitalized interest amounted to $2,837 and $5,717 for the three and six-month periods ended June 30, 2026, compared to $3,128 and $5,672 for the equivalent periods of 2025.

In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps, and presented the amount received in Accumulated other comprehensive income. Respective amounts are amortized into Company’s earnings until the expiry date of each interest rate swap. For the second quarter of 2026, amortization of deferred gain on termination of hedging interest rate swaps amounted to $424 (positive) and $225 (positive) for the prior year’s second quarter. For the first half of 2026, amortization of deferred gain on termination of hedging interest rate swaps amounted to $647 (positive) and $733 (positive) for the prior year’s first half.

At June 30, 2026, the Company was committed to eight floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating $399,776, maturing from September 2026 through March 2028, on which it pays fixed rates averaging 3.13% and receives floating rates based on three-month SOFR and six-month SOFR. Seven out of the eight interest rate swaps have an option for extension at the financial institutions’ discretion, maturing from November 2027 through September 2031. The interest rate swap agreements were designated and qualified as non-hedging interest rate swaps.

The change in fair value of the above non-hedging interest rate swaps has been included in the change in fair value of non-hedging financial instruments. The fair value of these swap agreements was $1,167 (positive) and $201 (negative) as at June 30, 2026 and December 31, 2025, respectively. The change in fair value amounted to $878 (positive) for the second quarter of 2026 and $998 (negative) for the prior year’s second quarter. The change in fair value amounted to $1,368 (positive) for the six-month period of 2026 and $1,284 (negative) for the prior year’s first half.

During the first half of 2026, the Company entered into five bunker swap agreements and seven other commodities swap agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the European Union Allowances (“EUAs”) exposure, respectively, with maturity dates between July 2026 through August 2027. As at June 30, 2026, the Company held eight bunker agreements and eight EUAs swap agreements (six bunker agreements and one EUAs swap agreement at December 31, 2025). The fair value of bunker swap agreements and EUAs emission swap agreements at June 30, 2026 and December 31, 2025, was $935 (positive) and $963 (negative), respectively. The change in fair value amounted to $638(negative) and $408 (negative) for the three-month period of 2026 and 2025, respectively, and has been included in the change in fair value of non-hedging financial instruments. The change in the fair values for the first half of 2026 and 2025 was $1,898 (positive) and $449 (negative), respectively. During the first half of 2026 and 2025, the total cash received, net for those agreements amounted to $481 and $73, respectively. For the second quarter of 2026, total cash received was $538, and for the second quarter of 2025, the total cash paid for those agreements amounted to $56.

For the second quarter of 2026 and 2025, the Company has written-off unamortized deferred finance costs of $100 and $nil, respectively, according to debt extinguishment guidance of ASC 470-50, included in amortization of deferred finance costs in the above table. During the first half of 2026 and 2025, the Company has written-off unamortized deferred finance costs of $296 and $nil, respectively.